Revision of Previously Issued Financial Statements (Tables)	12 Months Ended
Jun. 30, 2023
Revision of Previously Issued Financial Statements.
Schedule of consolidated statements of operations, comprehensive loss and financial position

Consolidated Statement of Operations and Comprehensive Loss

	As previously
	reported		As revised
	Year Ended		Year Ended
	June 30, 2022	Revision	June 30, 2022
	$’000	$’000	$’000
Hardware - cost of goods sold	(82,383)	(1,357)	(83,740)
Total cost of goods sold	(86,161)	(1,357)	(87,518)
Loss from operations	(92,902)	(1,357)	(94,259)
(Loss) before income taxes	(127,542)	(1,357)	(128,899)
Net loss	(127,562)	(1,357)	(128,919)
Net (loss)	(127,562)	(1,357)	(128,919)
Total comprehensive (loss)	(120,226)	(1,357)	(121,583)

Consolidated Statement of Financial Position

	As previously
	reported		As revised
	Year Ended		Year Ended
	June 30, 2022	Revision	June 30, 2022
	$’000	$’000	$’000
Inventory	55,706	(1,357)	54,349
Total current assets	177,564	(1,357)	176,207
Total assets	213,355	(1,357)	211,998
Accumulated deficit	(290,667)	(1,357)	(292,024)
Total Shareholders’ deficit	(40,549)	(1,357)	(41,906)
Total Liabilities, and Shareholders’ deficit	213,355	(1,357)	211,998